Long-Term Debt - Summary of Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 680.8	$ 860.9
Less current portion	46.6	46.9
Long-term portion	634.2	814.0
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	299.5	0.0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	0.0	448.0
Term loan
Disclosure of detailed information about borrowings [line items]
Long-term debt	309.1	308.5
Notes payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	68.8	88.7
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3.4	$ 15.7